UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® California Limited Term Tax-Free Bond Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.3	36.8
Health Care	17.9	16.6
Special Tax	13.2	13.2
Electric Utilities	12.4	8.0
Transportation	6.8	7.4

Quality Diversification (% of fund's net assets)

As of August 31, 2017
AAA	6.5%
AA,A	68.7%
BBB	7.7%
BB and Below	0.9%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	14.3%

As of February 28, 2017
AAA	7.6%
AA,A	71.3%
BBB	6.0%
BB and Below	1.0%
Not Rated	3.6%
Short-Term Investments and Net Other Assets	10.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 85.7%
	Principal Amount	Value
California - 84.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):	$	$
Series 2011 A:
5% 8/1/18	2,645,000	2,743,235
5% 8/1/22	1,655,000	1,900,205
Series 2012 A:
4% 8/1/21	1,200,000	1,332,084
5% 8/1/19	1,200,000	1,291,656
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,383,333
Alameda Corridor Trans. Auth. Rev.:
Series 2004, 0% 10/1/18	1,975,000	1,930,958
Series 2013 A:
5% 10/1/19	1,000,000	1,081,930
5% 10/1/20	1,730,000	1,933,638
5% 10/1/21	2,725,000	3,137,402
Series 2016 A:
4% 10/1/21	1,250,000	1,369,800
4% 10/1/23	850,000	952,383
5% 10/1/22	1,250,000	1,449,525
Antelope Valley Healthcare District Rev. Series 2016 A, 5% 3/1/21	2,470,000	2,620,571
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	484,132
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,452,270
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,218,400
Series H, 2.125%, tender 4/1/25 (a)	8,000,000	8,097,280
1.5%, tender 10/1/17 (a)	1,000,000	1,000,550
1.875%, tender 4/1/19 (a)	16,250,000	16,444,350
Series 2014 E, 2% 4/1/34	3,000,000	3,072,090
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,092,136
Series 2011 N, 5% 5/1/19	5,000,000	5,348,350
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	429,517
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,542,120
5% 7/1/19 (Escrowed to Maturity)	7,300,000	7,853,997
California Edl. Facilities Auth. Rev. Series U5, 5% 5/1/21	8,000,000	9,175,920
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/18	255,000	263,305
5% 9/1/17	400,000	400,000
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,256,270
4%, tender 12/1/21 (a)	4,000,000	4,403,320
4% 5/1/23	2,440,000	2,780,746
5% 9/1/21	6,080,000	6,989,446
5% 2/1/22	3,850,000	4,466,539
California Health Facilities Fing. Auth. Bonds:
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	5,068,850
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,580,030
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,885,360
Series 2016 B3, 2%, tender 10/1/25 (a)	11,145,000	11,111,899
Series 2016 C, 1%, tender 8/15/19 (a)	10,000,000	10,011,500
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
4% 11/15/17	1,000,000	1,005,310
5% 11/15/21	1,450,000	1,650,332
Series 2011 A, 5% 3/1/19	5,010,000	5,302,584
Series 2011 D:
5% 8/15/19	1,500,000	1,622,040
5% 8/15/20	1,460,000	1,633,842
Series 2011:
5% 8/15/19	2,000,000	2,161,100
5% 8/15/20	2,000,000	2,238,140
Series 2014 A:
5% 10/1/19	1,250,000	1,356,188
5% 10/1/20	1,200,000	1,347,060
5% 10/1/21	500,000	578,905
5% 10/1/22	1,650,000	1,961,949
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2010 E, 1.75%, tender 6/1/22 (a)	3,000,000	3,032,760
Series 2013 A2, 1 month U.S. LIBOR + 0.500% 1.362%, tender 4/1/19 (a)(b)	10,000,000	10,086,000
Series 2017, 1.75%, tender 6/1/22 (a)	4,150,000	4,195,318
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	1,029,546
5% 6/1/30	2,650,000	3,268,245
California Muni. Fin. Auth. Rev.:
( Biola Univeristy, Inc. Proj.) Series 2017, 5% 10/1/20	305,000	339,334
( Univ. of Verne Proj.) Series 2017 A, 5% 6/1/23	700,000	829,087
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/21	375,000	427,260
5% 10/1/22	795,000	926,946
5% 10/1/23	415,000	487,633
5% 10/1/24	370,000	438,802
(Biola Univeristy, Inc.Proj.) Series 2017, 4% 10/1/19	405,000	429,648
(Channing House Proj.) Series 2017 A, 5% 5/15/26	360,000	445,115
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,254,900
5% 5/15/24	910,000	1,099,799
5% 5/15/27	350,000	436,142
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/18 (Escrowed to Maturity)	1,645,000	1,701,851
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	257,164
5% 8/15/23	225,000	269,181
5% 8/15/24	285,000	345,916
5% 8/15/25	735,000	902,220
5% 8/15/26	275,000	340,967
(Northbay Healthcare Group Proj.) Series 2013 B, 5% 11/1/19	3,335,000	3,579,089
(Univ. of Verne Proj.) Series 2017 A:
4% 6/1/19	300,000	315,714
5% 6/1/20	200,000	220,736
5% 6/1/21	550,000	624,613
5% 6/1/22	625,000	727,119
5% 6/1/25	1,250,000	1,512,525
Series 2010 A. 5% 7/1/22 (Pre-Refunded to 7/1/20 @ 100)	1,850,000	2,056,294
Series 2017 A:
5% 7/1/24	1,400,000	1,671,390
5% 7/1/25	750,000	899,483
5% 7/1/26	1,000,000	1,206,410
5% 7/1/27	800,000	967,736
Series 2017 B:
5% 7/1/24	1,440,000	1,716,062
5% 7/1/26	500,000	603,205
5% 7/1/27	640,000	774,189
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,985,460
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	5,930,000	6,238,538
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,135,380
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,115,280
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,140,850
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,140,850
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17 (Escrowed to Maturity)	2,900,000	2,909,222
Series 2011 A, 5% 10/1/21	4,230,000	4,871,987
Series 2012 A, 5% 4/1/20	1,800,000	1,983,150
Series 2012 G, 5% 11/1/21	1,500,000	1,731,525
Series 2014 H, 5% 12/1/18	5,000,000	5,260,900
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	2,700,000	2,942,595
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,275,550
Series 2009 A, 5% 4/1/19 (Escrowed to Maturity)	1,000,000	1,066,020
Series 2009 J, 5% 11/1/17	2,700,000	2,718,009
Series 2014 B:
5% 10/1/21	1,000,000	1,151,770
5% 10/1/22	1,225,000	1,442,046
Series 2014 C:
5% 10/1/21	1,355,000	1,560,648
5% 10/1/22	1,000,000	1,177,180
Series 2014 G, 5% 1/1/18	5,000,000	5,069,550
5% 9/1/20	3,500,000	3,908,660
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,701,200
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,066,920
5% 5/15/20	575,000	634,467
5% 5/15/21	825,000	936,581
5% 5/15/22	1,000,000	1,163,400
5% 5/15/23	1,250,000	1,482,550
5% 5/15/24	1,000,000	1,202,960
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	1,000,000	1,002,930
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5% 11/1/18	500,000	523,390
Series 2016:
5% 10/1/22	725,000	827,472
5% 10/1/24	2,030,000	2,375,587
5% 10/1/25	1,010,000	1,191,851
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,318,345
5% 9/1/20	1,285,000	1,421,814
5% 9/1/22	500,000	577,005
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,443,033
4% 9/1/20	1,665,000	1,787,111
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	529,420
Eastern Muni. Wtr. Distr. Rfdg. Wtr. and Wastewtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,123,865
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	606,078
5% 9/1/22	1,295,000	1,518,763
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	538,790
4% 3/1/21	625,000	690,894
5% 3/1/22	500,000	587,045
5% 3/1/23	500,000	601,765
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	498,215
5% 9/1/23	775,000	926,799
5% 9/1/24	1,000,000	1,213,570
Series 2016:
4% 9/1/21	1,130,000	1,241,215
4% 9/1/23	1,500,000	1,688,295
4% 9/1/25	1,915,000	2,158,703
Elk Grove Unified School Distr. Cert. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,663,134
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,365,380
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,654,281
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,769,841
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,579,463
5% 7/1/22	900,000	1,062,909
5% 7/1/23	750,000	906,435
5% 7/1/24	1,000,000	1,228,960
Fullerton School District 5% 8/1/18	500,000	519,635
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/21	5,000,000	5,713,750
Series 2017 A1:
5% 6/1/21	1,000,000	1,136,450
5% 6/1/22	1,000,000	1,159,910
5% 6/1/23	1,000,000	1,177,210
5% 6/1/27	2,000,000	2,416,200
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,121,780
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/17	1,080,000	1,086,944
5% 11/1/18	1,135,000	1,189,037
5% 11/1/19	635,000	690,093
5% 11/1/20	670,000	752,296
5% 11/1/21	455,000	526,030
5% 11/1/22	745,000	883,168
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,117,040
4% 9/2/20	1,000,000	1,074,930
5% 9/2/20	800,000	880,800
5% 9/2/22	750,000	867,518
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	556,660
5% 9/1/21	615,000	704,403
5% 9/1/22	615,000	721,918
5% 9/1/23	1,205,000	1,441,783
Series 2013 A:
5% 9/1/21	1,000,000	1,144,530
5% 9/1/22	2,000,000	2,345,580
5% 9/1/23	1,500,000	1,792,860
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.) 5% 8/1/19	250,000	270,183
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	1,046,750
3% 8/1/23	1,100,000	1,215,148
4% 8/1/24	700,000	822,367
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	559,480
5% 3/1/21	500,000	568,170
5% 9/1/21	1,270,000	1,464,259
5% 3/1/22	1,000,000	1,168,340
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,111,831
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,103,920
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,381,350
Series 2014 B, 5% 7/1/19	450,000	484,322
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,734,847
Series 2014 A, 5% 5/1/23	475,000	568,760
Series 2014 B, 5% 5/1/23	200,000	239,478
Los Angeles Unified School District Series 2016:
4% 7/1/23	3,000,000	3,470,760
5% 7/1/23	2,000,000	2,425,920
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,055,544
Series 2012 A, 5% 10/1/19	5,000,000	5,418,250
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	5,915,200
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,069,280
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,719,508
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,766,514
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,828,226
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,118,875
0% 8/1/24	2,700,000	2,343,816
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,169,047
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,806,320
5% 12/1/20	8,110,000	9,098,933
Oakland Unified School District Alameda County:
Series 2013:
5% 8/1/18	1,000,000	1,038,340
5% 8/1/19	1,000,000	1,078,950
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,428,000
5% 8/1/24	1,900,000	2,347,127
5% 8/1/24 (FSA Insured)	2,020,000	2,495,367
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,850,077
Ohlone Cmnty. College District Series 2010, 4% 8/1/18	200,000	205,964
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,608,336
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A, 4% 10/1/17 (Escrowed to Maturity)	420,000	420,958
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,377,724
4% 6/1/20	1,560,000	1,687,748
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,180,000	1,884,741
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,320,240
5% 11/1/26	1,875,000	2,189,475
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D, 5% 8/1/18	505,000	524,599
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,234,277
5% 6/15/24	2,440,000	2,961,867
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,051,760
4% 9/1/20	1,170,000	1,256,171
4% 9/15/20	340,000	364,313
4% 9/15/21	325,000	353,961
5% 9/1/21	1,230,000	1,390,872
5% 9/1/22	1,000,000	1,154,530
5% 9/1/23	1,350,000	1,585,737
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,309,984
5% 9/1/21 (FSA Insured)	1,000,000	1,147,470
5% 9/1/22 (FSA Insured)	1,400,000	1,647,086
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	3,915,821
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	2,760,000	2,854,337
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,546,273
5% 8/1/24	1,500,000	1,835,310
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	880,000	938,802
Series 1993 B, 5.4% 11/1/20	2,000,000	2,133,640
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,583,006
5% 8/15/20	5,500,000	6,149,770
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,550,691
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,323,248
5% 8/1/22 (FSA Insured)	1,500,000	1,773,735
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,201,930
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,639,604
5% 10/15/25	1,605,000	1,994,951
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2016, 5% 5/15/21	2,500,000	2,873,300
4% 5/15/21	4,225,000	4,702,721
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,882,833
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,113,540
5% 8/1/21	1,000,000	1,147,750
5% 8/1/22	175,000	206,203
5% 8/1/18	2,215,000	2,297,885
5% 8/1/18	285,000	295,690
5% 8/1/19	2,050,000	2,207,379
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	382,441
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	183,584
5% 8/1/21 (FSA Insured)	150,000	171,977
5% 8/1/23 (FSA Insured)	400,000	480,552
5% 8/1/24 (FSA Insured)	750,000	914,918
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Escrowed to Maturity)	1,280,000	1,290,458
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,294,645
Series 2013 A, 4% 6/1/21	1,000,000	1,108,570
San Jose Int'l. Arpt. Rev. Series 2017 B, 3% 3/1/19	1,000,000	1,032,130
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,183,759
5% 10/1/23	900,000	1,083,240
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,599,927
San Mateo-Foster City School District:
5% 8/15/20	2,510,000	2,807,310
5% 8/15/21	7,105,000	8,200,733
San Pablo Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	399,794
5% 6/15/20 (FSA Insured)	1,000,000	1,104,840
5% 6/15/21 (FSA Insured)	500,000	568,915
5% 6/15/22 (FSA Insured)	1,000,000	1,167,210
5% 6/15/23 (FSA Insured)	630,000	750,374
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	3,939,718
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22 (c)	400,000	474,344
Series 2011 A:
4% 6/1/19	880,000	929,227
4% 6/1/20	770,000	834,796
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,184,120
5% 9/1/21	1,250,000	1,447,025
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,034,030
5% 8/15/21	750,000	841,830
5% 8/15/22	750,000	849,653
Southern California Pub. Pwr. Auth. Bonds Series 1, 2%, tender 7/1/20 (a)(c)	5,000,000	5,097,950
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,749,600
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,748,297
5% 7/1/21 (FSA Insured)	1,200,000	1,373,100
5% 7/1/22 (FSA Insured)	1,220,000	1,433,939
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj. Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,138,260
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/18 (FSA Insured)	5,000,000	5,191,750
5% 9/1/19 (FSA Insured)	5,000,000	5,373,850
5% 9/1/21 (FSA Insured)	1,025,000	1,167,567
5% 9/1/22 (FSA Insured)	3,370,000	3,927,567
5% 9/1/23 (FSA Insured)	3,000,000	3,561,210
Sweetwater Union High School District:
4.5% 9/1/17	500,000	500,000
5% 9/1/19	1,000,000	1,077,030
5% 9/1/20	1,000,000	1,111,760
Torrance Unified School District Series 2008 Z, 5.25% 8/1/18	1,000,000	1,041,520
Univ. of California Revs. Bonds 1.4%, tender 5/15/21 (a)	6,500,000	6,524,310
Upland Gen. Oblig. Ctfs. of Prtn. 5% 1/1/18	2,220,000	2,242,888
Vacaville Unified School District:
Series 2014 C:
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,355,074
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,761,122
Series 2015 A:
4% 8/1/18	845,000	870,198
5% 8/1/19	300,000	323,922
5% 8/1/20	200,000	223,014
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	273,353
5% 1/1/21	250,000	282,390
5% 1/1/22	350,000	406,777
West Contra Costa Unified School District:
Series 2014 A:
4% 8/1/20	2,715,000	2,953,974
4% 8/1/21	1,355,000	1,509,646
5% 8/1/18	2,630,000	2,732,070
5% 8/1/19	2,325,000	2,510,396
5% 8/1/22	575,000	681,438
5% 8/1/23	1,500,000	1,817,190
Series 2015 B, 5% 8/1/19	1,290,000	1,392,865
5% 8/1/18 (FSA Insured)	1,500,000	1,558,215
5% 8/1/19 (FSA Insured)	1,500,000	1,619,610
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 7/1/20 (a)	5,500,000	5,556,265
Wiseburn Unified School District Series 2015 B:
5% 8/1/18	2,680,000	2,784,011
5% 8/1/19	2,925,000	3,158,240
5% 8/1/21	1,690,000	1,941,793

TOTAL CALIFORNIA		682,748,849

Guam - 1.1%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/17	350,000	353,087
5% 12/1/18	760,000	793,052
5% 12/1/19	1,500,000	1,612,035
5% 12/1/20	2,000,000	2,203,840
5% 12/1/23	2,140,000	2,459,074
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,657,860

TOTAL GUAM		9,078,948

TOTAL MUNICIPAL BONDS
(Cost $674,541,424)		691,827,797

Municipal Notes - 13.4%
California - 13.4%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 H, 0.77% 9/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,800,000	$1,800,000
Series 2009 H, 0.77% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)	33,150,000	33,150,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Elec. Co. Proj.) Series 2009 A, 0.78% 9/1/17, LOC MUFG Union Bank NA, VRDN (a)	4,000,000	4,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.8% 9/1/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	47,300,000	47,299,985
Series 1996 E, 0.71% 9/1/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	2,000,000	2,000,000
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 0.75% 9/1/17, VRDN (a)	6,000,000	6,000,000
California Statewide Cmntys. Dev. Auth. Rev. (SWEEP Ln. Prog.) Series 2007 A, 0.75% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,500,000	5,500,000
Irvine Impt. Bond Act of 1915:
(Assessment District #00-18 Proj.) Series A, 0.8% 9/1/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,583,000	5,583,000
(Assessment District #97-17 Proj.) 0.8% 9/1/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,600,000	2,600,000
TOTAL MUNCIPAL NOTES
(Cost $107,933,006)		107,932,985
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $782,474,430)		799,760,782
NET OTHER ASSETS (LIABILITIES) - 0.9%		7,172,184
NET ASSETS - 100%		$806,932,966

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	33.3%
Health Care	17.9%
Special Tax	13.2%
Electric Utilities	12.4%
Transportation	6.8%
Others* (Individually Less Than 5%)	16.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $782,474,430)		$799,760,782
Cash		7,086,726
Receivable for fund shares sold		245,430
Interest receivable		7,260,811
Receivable from investment adviser for expense reductions		74,774
Other receivables		2,034
Total assets		814,430,557
Liabilities
Payable for investments purchased
Regular delivery	$996,500
Delayed delivery	5,573,286
Payable for fund shares redeemed	321,535
Distributions payable	272,572
Accrued management fee	238,435
Other affiliated payables	66,365
Other payables and accrued expenses	28,898
Total liabilities		7,497,591
Net Assets		$806,932,966
Net Assets consist of:
Paid in capital		$790,406,354
Distributions in excess of net investment income		(1,716)
Accumulated undistributed net realized gain (loss) on investments		(758,024)
Net unrealized appreciation (depreciation) on investments		17,286,352
Net Assets, for 75,382,854 shares outstanding		$806,932,966
Net Asset Value, offering price and redemption price per share ($806,932,966 ÷ 75,382,854 shares)		$10.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$7,538,884
Expenses
Management fee	$1,396,077
Transfer agent fees	304,642
Accounting fees and expenses	86,546
Custodian fees and expenses	2,974
Independent trustees' fees and expenses	1,442
Registration fees	9,811
Audit	30,799
Legal	870
Miscellaneous	3,941
Total expenses before reductions	1,837,102
Expense reductions	(465,981)	1,371,121
Net investment income (loss)		6,167,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		486,555
Total net realized gain (loss)		486,555
Change in net unrealized appreciation (depreciation) on investment securities		8,087,889
Net gain (loss)		8,574,444
Net increase (decrease) in net assets resulting from operations		$14,742,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,167,763	$13,077,567
Net realized gain (loss)	486,555	(350,325)
Change in net unrealized appreciation (depreciation)	8,087,889	(16,207,874)
Net increase (decrease) in net assets resulting from operations	14,742,207	(3,480,632)
Distributions to shareholders from net investment income	(6,165,897)	(13,077,104)
Distributions to shareholders from net realized gain	–	(855,127)
Total distributions	(6,165,897)	(13,932,231)
Share transactions
Proceeds from sales of shares	106,095,201	274,696,744
Reinvestment of distributions	4,548,922	10,333,680
Cost of shares redeemed	(79,738,375)	(317,848,225)
Net increase (decrease) in net assets resulting from share transactions	30,905,748	(32,817,801)
Redemption fees	–	18,040
Total increase (decrease) in net assets	39,482,058	(50,212,624)
Net Assets
Beginning of period	767,450,908	817,663,532
End of period	$806,932,966	$767,450,908
Other Information
Distributions in excess of net investment income end of period	$(1,716)	$(3,582)
Shares
Sold	9,973,651	25,651,303
Issued in reinvestment of distributions	427,414	966,955
Redeemed	(7,504,330)	(29,873,889)
Net increase (decrease)	2,896,735	(3,255,631)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.59	$10.80	$10.76	$10.71	$10.81	$10.85
Income from Investment Operations
Net investment income (loss)B	.084	.170	.183	.194	.219	.232
Net realized and unrealized gain (loss)	.110	(.199)	.048	.051	(.080)	(.039)
Total from investment operations	.194	(.029)	.231	.245	.139	.193
Distributions from net investment income	(.084)	(.170)	(.183)	(.195)	(.218)	(.227)
Distributions from net realized gain	–	(.011)	(.008)	–	(.021)	(.006)
Total distributions	(.084)	(.181)	(.191)	(.195)	(.239)	(.233)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$10.70	$10.59	$10.80	$10.76	$10.71	$10.81
Total ReturnD,E	1.84%	(.27)%	2.17%	2.31%	1.32%	1.79%
Ratios to Average Net AssetsF
Expenses before reductions	.47%G	.47%	.48%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.34%
Net investment income (loss)	1.57%G	1.59%	1.71%	1.81%	2.05%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$806,933	$767,451	$817,664	$795,240	$705,030	$793,283
Portfolio turnover rate	23%G	33%	20%	25%	22%	17%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,529,050
Gross unrealized depreciation	(240,790)
Net unrealized appreciation (depreciation)	$17,288,260
Tax cost	$782,472,522

The Fund elected to defer to its next fiscal year $1,244,580 of capital losses recognized during the period November 1, 2016 to February 28, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $80,701,816 and $78,485,165, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,251 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $460,719.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,913.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,349.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.35%	$1,000.00	$1,018.40	$1.78
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Advisor® California Municipal Income Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

August 31, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® California Municipal Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.3	37.2
Transportation	18.5	13.8
Special Tax	11.9	12.4
Escrowed/Pre-Refunded	8.5	11.0
Health Care	8.5	7.8

Quality Diversification (% of fund's net assets)

As of August 31, 2017
AAA	5.0%
AA,A	79.6%
BBB	9.8%
BB and Below	1.5%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	1.5%

As of February 28, 2017
AAA	5.7%
AA,A	77.3%
BBB	7.7%
BB and Below	1.5%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 97.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,276
Series 2012 A:
5% 8/1/24	1,050	1,207
5% 8/1/25	1,245	1,421
5% 8/1/27	300	339
5% 8/1/28	400	450
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,740
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,245
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 5.3% 10/1/23 (Pre-Refunded to 10/1/17 @ 100)	935	938
Series 2004:
0% 10/1/19	7,920	7,773
0% 10/1/19	630	600
Series 2013 A:
5% 10/1/24	7,750	9,253
5% 10/1/25	5,245	6,249
Series 2016 B:
5% 10/1/34	2,500	2,890
5% 10/1/35	4,000	4,607
5% 10/1/36	2,250	2,586
5% 10/1/37	2,200	2,521
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,672
5% 12/1/20 (AMBAC Insured)	2,810	2,837
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,216
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,255
0% 9/1/22 (FSA Insured)	5,150	4,750
Antelope Valley Cmnty. College District:
Series A:
5% 8/1/31	1,325	1,605
5% 8/1/32	1,345	1,618
5% 8/1/33	1,805	2,156
5% 8/1/34	3,000	3,559
5% 8/1/35	4,000	4,719
5% 8/1/39	17,680	20,443
Antelope Valley Healthcare District Rev. Series 2016 A, 5% 3/1/26	5,000	5,405
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,092
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,452
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,218
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,049
1.5%, tender 10/1/17 (a)	1,000	1,001
1.875%, tender 4/1/19 (a)	6,250	6,325
Series 2014 E, 2% 4/1/34	6,000	6,144
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,765
5% 6/1/25	4,355	5,062
5% 6/1/27	2,755	3,191
5% 6/1/28	3,045	3,521
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,649
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,618
Cabrillo Unified School District Series A, 0% 8/1/18 (AMBAC Insured)	2,000	1,974
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	3,130
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,856
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,316
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,567
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,846
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,851
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	912
4% 9/1/21	1,000	1,058
4% 9/1/22	740	781
4% 9/1/23	1,080	1,136
4% 9/1/24	1,125	1,181
5% 9/1/19	400	433
5% 9/1/39	5,000	5,337
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2016, 5% 9/1/36	7,630	9,069
4.5% 8/1/30	35	35
5% 3/1/19 (Pre-Refunded to 3/1/18 @ 100)	3,000	3,063
5% 10/1/22	1,355	1,470
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	2,800	2,818
5% 10/1/26	6,065	7,429
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	105
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,105
5.25% 3/1/38	3,740	3,812
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,778
5.5% 11/1/39	1,810	1,981
6% 4/1/18	1,570	1,617
6% 3/1/33	16,330	18,339
6% 4/1/38	1,190	1,283
6.5% 4/1/33	11,650	12,661
California Health Facilities Fing. Auth.:
Bonds:
Series 2016 B1, 1.25%, tender 10/1/20 (a)	6,980	7,006
Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,166
Series 2017 A, 5% 11/15/32	1,400	1,702
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,913
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,907
5% 11/15/23	2,000	2,324
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,162
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	95
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,208
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,259
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,085
Series 2008 A3, 5.5% 11/15/40	3,090	3,544
Series 2011 A, 5% 3/1/20	3,250	3,568
Series 2011 D:
5% 8/15/22	900	1,042
5% 8/15/23	700	809
5% 8/15/25	2,000	2,302
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,090
5% 12/1/32	1,000	1,009
5% 12/1/42	3,000	3,024
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds Series 2010 E, 1.75%, tender 6/1/22 (a)	1,000	1,011
Series 2017:
5% 10/1/35	5,000	6,067
5% 10/1/36	5,000	6,053
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,351
5% 6/1/33	2,320	2,814
5% 6/1/34	5,290	6,371
5% 6/1/35	5,110	6,120
5% 6/1/36	5,830	6,949
5% 6/1/37	3,000	3,562
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39 (Pre-Refunded to 2/1/19 @ 100)	5,000	5,327
California Muni. Fin. Auth. Rev.:
( Channing House Proj.) Series 2017 A, 4% 5/15/32	1,000	1,089
( Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,223
5% 6/1/33	1,000	1,174
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	366
5% 10/1/28	1,040	1,252
5% 10/1/30	1,000	1,187
5% 10/1/32	1,000	1,173
5% 10/1/34	1,000	1,172
(Biola Univeristy, Inc.Proj.) Series 2017, 5% 10/1/26	715	864
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,231
4% 5/15/30	1,575	1,744
4% 5/15/31	2,150	2,352
5% 5/15/33	895	1,065
5% 5/15/34	1,000	1,185
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	322
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	287
5% 8/15/29	245	300
5% 8/15/30	225	273
5% 8/15/33	750	896
5% 8/15/36	1,435	1,695
(Univ. of Verne Proj.) Series 2017 A, 5% 6/1/32	1,000	1,180
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/28	1,000	1,210
5% 6/1/30	1,000	1,192
5% 6/1/35	1,000	1,164
Series 2016 A, 5% 11/1/36 (b)	1,000	1,082
Series 2017 A:
5% 7/1/29	575	685
5% 7/1/31	1,000	1,176
5% 7/1/32	1,400	1,639
5% 7/1/33	1,000	1,165
5% 7/1/34	1,395	1,618
5% 7/1/35	1,500	1,733
5% 7/1/36	1,500	1,729
5% 7/1/37	1,250	1,436
Series 2017 B:
5% 7/1/28	1,250	1,501
5% 7/1/29	1,300	1,549
5% 7/1/30	750	887
5% 7/1/31	800	941
5% 7/1/32	1,385	1,622
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,928
Bonds:
(Republic Svcs., Inc. Proj.) Series B, 5.25%, tender 12/1/17 (a)(c)	3,250	3,280
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,933
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (b)	800	922
5% 7/1/32 (b)	750	836
5% 7/1/37 (b)	2,100	2,299
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,166
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,878
5.25% 10/1/24	4,170	4,837
5.25% 10/1/25	2,875	3,330
5.75% 10/1/31	4,000	4,667
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	2,285	2,404
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,404
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	2,022
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,218
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,164
5% 4/1/25	5,300	6,154
Series 2012 G, 5% 11/1/25	2,500	2,953
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,478
5% 12/1/23	2,800	3,236
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	1,800	1,982
Series 2009 I:
5.5% 11/1/23 (Pre-Refunded to 11/1/19 @ 100)	1,535	1,688
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,200	1,336
6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,232
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	3,000	3,356
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/34	1,250	1,447
5% 5/15/35	1,750	2,019
5% 5/15/40	2,250	2,575
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Pre-Refunded to 5/23/18 @ 100)	4,970	5,120
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,324
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	52
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	2,120	2,398
Series 2016:
5% 10/1/26	1,125	1,336
5% 10/1/27	2,360	2,775
5% 10/1/28	1,230	1,434
5% 10/1/29	675	780
5% 10/1/30	1,100	1,264
5% 10/1/33	1,850	2,099
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,922
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,571
Carlsbad Unified School District Series 2009 B:
0% 5/1/18	1,335	1,327
0% 5/1/19	1,000	984
0% 5/1/34 (d)	5,300	5,757
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (Pre-Refunded to 11/1/17 @ 100)	1,000	1,007
5% 11/1/25 (Pre-Refunded to 11/1/17 @ 100)	3,820	3,845
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,397
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,653
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,204
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,204
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	737
5% 9/1/28	1,250	1,408
5% 9/1/32	1,125	1,255
5% 9/1/35	585	648
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,974
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,912
Davis Spl. Tax Rev. Series 2007:
5% 9/1/18 (AMBAC Insured)	835	835
5% 9/1/20 (AMBAC Insured)	925	925
5% 9/1/22 (AMBAC Insured)	1,020	1,020
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,370
5% 6/1/28	2,000	2,358
5% 6/1/29	1,650	1,935
5% 6/1/30	2,500	2,918
5% 6/1/31	1,750	2,032
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A:
5% 6/1/32	2,000	2,478
5% 6/1/34	3,800	4,661
Series 2017 B:
5% 6/1/33	3,060	3,771
5% 6/1/34	2,615	3,207
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,589
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,812
5% 3/1/29	8,125	9,821
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,050
Series 2015:
5% 9/1/27	1,940	2,336
5% 9/1/28	4,125	4,923
5% 9/1/29	4,325	5,121
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,337
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,048
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,881
Series 2016:
5% 9/1/27	1,875	2,220
5% 9/1/28	1,500	1,761
5% 9/1/29	2,000	2,328
5% 9/1/30	1,720	1,994
5% 9/1/31	2,500	2,883
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,742
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,387
0% 10/1/25 (AMBAC Insured)	1,665	1,330
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	954
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,345
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,973
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,256
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,276
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,240
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,446
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,189
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	6,000	6,988
Series 2017 A1:
5% 6/1/21	2,000	2,273
5% 6/1/22	2,000	2,320
5% 6/1/23	2,000	2,354
5% 6/1/24	3,000	3,564
5% 6/1/25	3,000	3,590
5% 6/1/26	3,000	3,611
5% 6/1/27	5,760	6,959
5% 6/1/28	7,500	8,961
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,023
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,716
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,915
5% 9/2/23	1,000	1,149
5% 9/2/24	825	960
5% 9/2/25	500	565
5% 9/2/26	800	916
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,455
5% 9/1/25	1,700	2,069
5% 9/1/26	1,860	2,255
5% 9/1/27	1,725	2,083
5% 9/1/28	1,000	1,203
5% 9/1/29	1,250	1,501
Series 2013 A:
5% 9/1/24	3,830	4,566
5% 9/1/25	4,085	4,857
5% 9/1/26	4,105	4,868
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,957
5% 8/15/28	1,960	2,164
5% 8/15/29	4,225	4,645
5% 8/15/30	4,555	4,994
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	452
5% 8/1/22	450	502
5% 8/1/23	485	541
5% 8/1/24	1,000	1,115
5% 8/1/26	1,370	1,526
5% 8/1/28	760	846
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	4,477
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,163
5% 8/1/25	1,000	1,159
5% 8/1/26	1,000	1,155
5% 8/1/27	1,000	1,152
5% 8/1/28	1,000	1,149
5% 8/1/29	1,000	1,147
5% 8/1/30	1,000	1,145
5% 8/1/31	1,000	1,144
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,312
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	424
0% 6/1/28 (FSA Insured)	2,995	2,208
0% 6/1/31 (Escrowed to Maturity)	1,465	1,046
0% 6/1/31 (FSA Insured)	8,285	5,357
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	3,025
Series 2017 A:
5% 5/15/26 (c)	1,110	1,374
5% 5/15/27 (c)	2,000	2,498
5% 5/15/28 (c)	3,390	4,194
5% 5/15/29 (c)	1,350	1,657
5% 5/15/30 (c)	1,300	1,584
5% 5/15/31 (c)	1,200	1,453
5% 5/15/32 (c)	1,760	2,121
5% 5/15/33 (c)	1,350	1,620
5% 5/15/34 (c)	1,650	1,970
5% 5/15/35 (c)	2,500	2,973
5% 5/15/36 (c)	3,000	3,560
5% 5/15/37 (c)	2,755	3,261
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	442
5.75% 8/1/33	170	185
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,875
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	10,997
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,088
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,460
Series 2015 A, 5% 8/1/29	7,000	8,519
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,914
(Disney Parking Proj.):
0% 3/1/18	3,000	2,987
0% 3/1/19	3,200	3,151
0% 3/1/20	1,000	971
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,566
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/21 (c)	1,000	1,137
5% 5/15/24 (c)	795	962
5% 5/15/25 (c)	2,250	2,758
5% 5/15/26 (c)	1,705	2,067
5% 5/15/27 (c)	1,250	1,501
5% 5/15/28 (c)	1,250	1,490
5% 5/15/29 (c)	1,575	1,860
5% 5/15/30 (c)	1,400	1,643
Series 2015 D:
5% 5/15/28 (c)	1,950	2,324
5% 5/15/29 (c)	2,550	3,011
5% 5/15/30 (c)	2,000	2,348
5% 5/15/31 (c)	2,540	2,966
5% 5/15/41 (c)	3,240	3,687
Series 2016 A:
5% 5/15/29 (c)	2,500	3,005
5% 5/15/30 (c)	2,500	2,985
5% 5/15/31 (c)	3,000	3,562
5% 5/15/32 (c)	3,500	4,138
5% 5/15/33 (c)	2,000	2,354
5% 5/15/35 (c)	2,000	2,336
5% 5/15/42 (c)	7,500	8,640
Series 2016 B:
5% 5/15/22 (c)	1,000	1,165
5% 5/15/26 (c)	1,600	1,978
5% 5/15/27 (c)	1,000	1,223
5% 5/15/36 (c)	3,600	4,195
5% 5/15/41 (c)	3,750	4,326
Series 2017 B:
5% 5/15/23 (c)	1,000	1,189
5% 5/15/24 (c)	1,500	1,811
5% 5/15/25 (c)	1,750	2,138
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	125	125
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,096
5% 7/1/30	19,905	23,713
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2016 B:
5% 7/1/38	2,000	2,359
5% 7/1/42	3,500	4,096
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (c)	1,500	1,817
7.6% 10/1/18 (Escrowed to Maturity)	3,010	3,118
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,451
Series 2014 A:
5% 5/1/24	325	395
5% 5/1/25	540	654
5% 5/1/29	500	592
5% 5/1/30	1,000	1,178
5% 5/1/31	1,555	1,825
Series 2014 B:
5% 5/1/24	200	243
5% 5/1/25	225	271
5% 5/1/29	500	592
5% 5/1/30	400	471
5% 5/1/31	400	469
Series 2016 A:
5% 11/1/21	2,500	2,891
5% 11/1/22	2,500	2,965
Series 2016 B, 5% 11/1/36	1,500	1,771
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,832
Series 2012 B, 5% 6/1/28	4,800	5,608
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	650	714
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,685
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	537
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,402
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,005
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,858
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,272
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,995	2,093
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290	1,356
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	3,800	3,945
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	2,560	2,568
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,463
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,908
5% 6/1/31	500	579
5% 6/1/32	500	577
5% 6/1/33	1,800	2,067
5% 6/1/35	1,895	2,159
5% 6/1/36	2,000	2,271
5% 6/1/41	6,155	6,908
(Montebello Home2 Suties by HIlton Hotel Proj.) Series 2016 A, 5% 6/1/34	1,345	1,538
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,590
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,123
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,875
5% 9/1/25	1,000	1,120
5% 9/1/26	1,155	1,287
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,960
Series 2015:
4% 9/1/24 (FSA Insured)	330	383
5% 9/1/25 (FSA Insured)	680	836
5% 9/1/26 (FSA Insured)	500	608
5% 9/1/26 (FSA Insured)	1,500	1,824
5% 9/1/27 (FSA Insured)	455	547
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,872
Series 2006 C, 5% 9/1/17 (AMBAC Insured)	2,735	2,735
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,390	3,961
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,814
5% 5/1/37	3,500	4,111
5% 5/1/38	1,500	1,758
5% 5/1/39	1,500	1,754
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,387
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,221
Series 2012, 5% 1/15/25	3,460	3,910
Series 2015 A:
5% 1/15/28	1,225	1,488
5% 1/15/29	1,650	1,992
5% 1/15/30	1,665	2,004
5% 1/15/31	1,520	1,818
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	670	717
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,112
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,351
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,802
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	6,078
Series 2015 A:
5% 8/1/30	1,250	1,502
5% 8/1/30 (FSA Insured)	1,570	1,886
5% 8/1/40	3,500	4,053
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,424
5% 2/1/23	5,000	5,819
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,138
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,552
5% 2/1/36	6,630	7,890
Palomar Health Rev. Series 2016:
5% 11/1/36	7,970	8,913
5% 11/1/39	5,250	5,767
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,913
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	938
Port of Oakland Rev.:
Series 2007 A, 5% 11/1/17 (Escrowed to Maturity) (c)	2,185	2,199
Series 2011 O, 5% 5/1/22 (c)	4,500	5,095
Series 2012 P:
5% 5/1/22 (c)	4,000	4,646
5% 5/1/24 (c)	2,820	3,269
Series 2017 D:
5% 11/1/23 (c)	5,100	6,089
5% 11/1/24 (c)	6,100	7,377
5% 11/1/25 (c)	2,585	3,157
5% 11/1/26 (c)	2,285	2,815
5% 11/1/27 (c)	4,000	4,956
5% 11/1/28 (c)	4,925	6,033
5% 11/1/29 (c)	3,850	4,670
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,967
5% 6/15/28	2,190	2,646
5% 12/15/28	2,200	2,658
5% 12/15/29	4,825	5,781
5% 12/15/30	3,500	4,318
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,825
Series 2011, 0% 8/1/46	10,150	3,338
Series B:
0% 8/1/33	4,840	2,831
0% 8/1/35	9,000	4,802
0% 8/1/37	6,325	3,085
0% 8/1/41	5,130	2,086
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,081
5% 9/1/30	1,500	1,715
5% 9/1/31	1,265	1,440
5% 9/1/32	1,800	2,038
5% 9/1/33	2,750	3,101
5% 9/1/34	1,230	1,380
5% 9/1/35	1,585	1,772
5% 9/1/36	3,410	3,804
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,103
5% 9/1/26 (FSA Insured)	1,350	1,615
5% 9/1/27 (FSA Insured)	1,700	2,021
5% 9/1/28 (FSA Insured)	1,700	2,009
5% 9/1/29 (FSA Insured)	1,850	2,172
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,573
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,812
5.75% 6/1/48	5,000	5,596
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,097
5% 8/1/27	1,725	2,093
5% 8/1/28	1,935	2,328
5% 8/1/29	2,330	2,780
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,371
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,606
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,670
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,358
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,062
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,458
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,507
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,395	1,488
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,566
Sacramento County Arpt. Sys. Rev. Series 2016 B:
5% 7/1/35	790	929
5% 7/1/36	2,000	2,345
5% 7/1/41	6,430	7,447
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,303
Series 2013 A, 5% 8/15/41	2,810	3,237
Series 2016 D, 5% 8/15/28	2,500	3,234
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,214
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,457
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,546
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,329
5% 8/1/24 (FSA Insured)	1,250	1,499
5% 8/1/25 (FSA Insured)	2,000	2,388
5% 8/1/27 (FSA Insured)	2,000	2,361
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,859
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
( Sub Lien Proj.) Series 2017 B, 5% 7/1/36 (c)	1,500	1,759
( Sub Lien Proj.) Series A, 5% 7/1/26 (c)	400	489
(Sub Lien Proj.) Series 2017 B:
5% 7/1/22 (c)	500	582
5% 7/1/23 (c)	280	332
5% 7/1/24 (c)	1,000	1,202
5% 7/1/25 (c)	515	625
5% 7/1/27 (c)	500	615
5% 7/1/28 (c)	1,000	1,225
5% 7/1/29 (c)	1,725	2,093
5% 7/1/30 (c)	2,915	3,509
5% 7/1/31 (c)	1,250	1,496
5% 7/1/32 (c)	1,300	1,549
5% 7/1/33 (c)	530	628
5% 7/1/34 (c)	1,000	1,180
5% 7/1/37 (c)	750	877
Series 2013 B, 5% 7/1/38 (c)	7,000	7,950
Series 2017 B, 5% 7/1/21 (c)	300	340
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,994
Series 2015 A, 5% 10/15/44	4,005	4,565
Series 2016:
5% 10/15/29	2,000	2,391
5% 10/15/30	1,000	1,185
5% 10/15/31	650	765
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,774
Series 2016 B:
5% 8/1/38	4,000	4,751
5% 8/1/39	3,520	4,172
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,607
Series 2008 C:
0% 7/1/37	1,300	631
0% 7/1/47	4,000	1,228
Series 2008 E, 0% 7/1/47 (d)	8,700	5,466
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A, 5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,536
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,684
Series 2014 A:
5% 5/1/40 (c)	1,865	2,103
5% 5/1/44 (c)	8,390	9,416
Series 2016 B:
5% 5/1/41 (c)	11,695	13,341
5% 5/1/46 (c)	21,000	23,830
5% 5/1/28	2,280	2,801
5% 5/1/29	1,225	1,492
5% 5/1/30	330	399
5% 5/1/32	1,000	1,195
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,091
6.625% 8/1/39	1,000	1,099
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,157
5% 8/1/24	750	862
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2016, 5% 11/1/31	3,500	4,325
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,061
5% 8/1/26 (FSA Insured)	1,055	1,272
5% 8/1/27 (FSA Insured)	1,250	1,498
5% 8/1/28 (FSA Insured)	1,250	1,489
5% 8/1/29 (FSA Insured)	3,150	3,730
5% 8/1/30 (FSA Insured)	4,070	4,790
5% 8/1/31 (FSA Insured)	650	761
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,750
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,675
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,317
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,154
5% 6/1/26	3,000	3,551
San Jose Int'l. Arpt. Rev.:
Series 2014 A:
5% 3/1/19 (c)	500	530
5% 3/1/20 (c)	3,500	3,826
5% 3/1/21 (c)	2,750	3,094
Series 2017 A:
5% 3/1/20 (c)	6,370	6,963
5% 3/1/21 (c)	2,750	3,094
5% 3/1/22 (c)	1,750	2,019
5% 3/1/27 (c)	2,480	3,038
5% 3/1/31 (c)	1,100	1,306
5% 3/1/32 (c)	850	1,005
5% 3/1/33 (c)	1,095	1,288
5% 3/1/34 (c)	1,250	1,464
5% 3/1/35 (c)	2,250	2,625
5% 3/1/36 (c)	2,250	2,621
5% 3/1/37 (c)	2,250	2,615
5% 3/1/41 (c)	5,000	5,767
Series 2017 B:
5% 3/1/29	200	245
5% 3/1/30	250	304
5% 3/1/32	235	282
5% 3/1/33	250	299
5% 3/1/34	500	595
5% 3/1/37	3,000	3,541
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	2,001
5% 10/1/29	675	806
5% 10/1/30	2,000	2,376
5% 10/1/31	2,310	2,733
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,000	5,651
Series 2010 B, 0% 8/1/47	9,000	2,759
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,976
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,816
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,819
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,268
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,231
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	988
5% 6/15/26 (FSA Insured)	860	1,020
5% 6/15/27 (FSA Insured)	1,770	2,080
5% 6/15/28 (FSA Insured)	1,865	2,177
5% 6/15/29 (FSA Insured)	1,780	2,064
5% 6/15/30 (FSA Insured)	1,150	1,325
5% 6/15/31 (FSA Insured)	1,000	1,146
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,049
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,521
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39 (e)	790	847
5% 7/1/36 (e)	2,380	2,855
5% 7/1/37 (e)	1,780	2,130
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	474
4% 7/1/37	475	516
4% 7/1/38	450	488
4% 7/1/39	550	595
5% 7/1/30	250	312
5% 7/1/31	350	434
5% 7/1/32	255	314
5% 7/1/33	250	307
5% 7/1/34	315	385
5% 7/1/35	400	487
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,877
0% 9/1/22 (AMBAC Insured)	2,900	2,680
0% 9/1/25 (AMBAC Insured)	6,800	5,728
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	796
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,481
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,138
5% 4/1/34	2,000	2,348
5% 4/1/36	3,000	3,490
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,128
5% 8/15/26	1,975	2,189
5% 8/15/27	700	773
5% 8/15/28	1,000	1,101
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,932
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	367
5% 8/1/25 (FSA Insured)	750	904
5% 8/1/27 (FSA Insured)	265	316
5% 8/1/28 (FSA Insured)	510	604
5% 8/1/38 (FSA Insured)	2,500	2,860
5% 8/1/42 (FSA Insured)	4,650	5,304
5% 7/1/23 (FSA Insured)	1,270	1,496
5% 7/1/24 (FSA Insured)	1,350	1,587
5% 7/1/25 (FSA Insured)	1,060	1,243
5% 7/1/26 (FSA Insured)	1,110	1,299
5% 7/1/27 (FSA Insured)	1,065	1,244
5% 1/1/29 (FSA Insured)	600	698
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,933
5% 9/1/25 (FSA Insured)	3,500	4,254
5% 9/1/26 (FSA Insured)	8,000	9,810
5% 9/1/27 (FSA Insured)	4,000	4,851
5% 9/1/28 (FSA Insured)	3,500	4,203
5% 9/1/29 (FSA Insured)	2,000	2,381
Sweetwater Union High School District 5% 9/1/21	4,705	5,381
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,033
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,278
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	995
5% 11/15/25 (FSA Insured)	800	980
5% 11/15/26 (FSA Insured)	965	1,171
5% 11/15/27 (FSA Insured)	1,500	1,802
5% 11/15/28 (FSA Insured)	1,165	1,389
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,304
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	991
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,837
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,127
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	3,011
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,718
Series 2017 AV:
5% 5/15/29	2,500	3,125
5% 5/15/34	2,000	2,426
5% 5/15/35	5,000	6,041
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,125
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,584
5% 8/1/30	6,710	8,026
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,175
5% 11/1/25	1,000	1,172
5% 11/1/26	1,000	1,171
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,938
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,746
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	806
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,730
5.5% 8/1/38	1,500	1,819
5.5% 8/1/40	5,000	6,055
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,189
6.25% 7/1/39	7,015	7,457
Series 2010 A, 5.5% 7/1/38	3,100	3,356
West Contra Costa Unified School District:
Series 2012, 5% 8/1/32	8,265	9,555
Series 2014 A:
5% 8/1/23	365	442
5% 8/1/25	2,555	3,134
5% 8/1/26	2,550	3,111
5% 8/1/27	1,150	1,395
5% 8/1/28	1,000	1,207
5% 8/1/29	1,675	2,011
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,893
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,436
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,947

TOTAL CALIFORNIA		1,914,066

Guam - 1.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	825	846
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/22	3,000	3,440
5% 12/1/24	3,000	3,511
5% 12/1/25	2,500	2,939
5% 12/1/26	2,000	2,362
5% 12/1/27	2,000	2,345
5% 12/1/29	645	743
5% 12/1/31	2,500	2,843
5% 12/1/33	2,250	2,536
5% 12/1/34	1,750	1,967
5% 12/1/36	1,000	1,118
5% 12/1/46	645	710

TOTAL GUAM		25,360

TOTAL MUNICIPAL BONDS
(Cost $1,811,848)		1,939,426

Municipal Notes - 0.7%
California - 0.7%
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 0.98% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)(f)
(Cost $14,100)	14,100	14,100
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,825,948)		1,953,526
NET OTHER ASSETS (LIABILITIES) - 0.8%		14,901
NET ASSETS - 100%		$1,968,427

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,139,000 or 0.3% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.3%
Transportation	18.5%
Special Tax	11.9%
Escrowed/Pre-Refunded	8.5%
Health Care	8.5%
Water & Sewer	5.4%
Others* (Individually Less Than 5%)	11.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,825,948)		$1,953,526
Cash		2,446
Receivable for fund shares sold		574
Interest receivable		20,839
Other receivables		6
Total assets		1,977,391
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,808
Payable for fund shares redeemed	661
Distributions payable	1,693
Accrued management fee	583
Distribution and service plan fees payable	35
Other affiliated payables	158
Other payables and accrued expenses	26
Total liabilities		8,964
Net Assets		$1,968,427
Net Assets consist of:
Paid in capital		$1,835,779
Accumulated net investment loss		(176)
Accumulated undistributed net realized gain (loss) on investments		5,246
Net unrealized appreciation (depreciation) on investments		127,578
Net Assets		$1,968,427
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,162 ÷ 2,762 shares)		$13.09
Maximum offering price per share (100/96.00 of $13.09)		$13.64
Class M:
Net Asset Value and redemption price per share ($7,860 ÷ 599 shares)		$13.12
Maximum offering price per share (100/96.00 of $13.12)		$13.67
Class C:
Net Asset Value and offering price per share ($31,081 ÷ 2,378 shares)(a)		$13.07
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,829,768 ÷ 139,962 shares)		$13.07
Class I:
Net Asset Value, offering price and redemption price per share ($63,556 ÷ 4,851 shares)		$13.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$33,627
Expenses
Management fee	$3,420
Transfer agent fees	745
Distribution and service plan fees	212
Accounting fees and expenses	175
Custodian fees and expenses	7
Independent trustees' fees and expenses	4
Registration fees	69
Audit	28
Legal	7
Miscellaneous	10
Total expenses before reductions	4,677
Expense reductions	(13)	4,664
Net investment income (loss)		28,963
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,131
Total net realized gain (loss)		6,131
Change in net unrealized appreciation (depreciation) on investment securities		41,239
Net gain (loss)		47,370
Net increase (decrease) in net assets resulting from operations		$76,333

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,963	$62,517
Net realized gain (loss)	6,131	18,294
Change in net unrealized appreciation (depreciation)	41,239	(93,757)
Net increase (decrease) in net assets resulting from operations	76,333	(12,946)
Distributions to shareholders from net investment income	(28,921)	(62,370)
Distributions to shareholders from net realized gain	(2,493)	–
Total distributions	(31,414)	(62,370)
Share transactions - net increase (decrease)	49,295	(46,002)
Redemption fees	–	34
Total increase (decrease) in net assets	94,214	(121,284)
Net Assets
Beginning of period	1,874,213	1,995,497
End of period	$1,968,427	$1,874,213
Other Information
Accumulated net investment loss end of period	$(176)	$(218)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$13.24	$13.16	$12.63	$13.02	$12.69
Income from Investment Operations
Net investment income (loss)B	.176	.363	.390	.397	.437	.436
Net realized and unrealized gain (loss)	.316	(.451)	.081	.544	(.396)	.324
Total from investment operations	.492	(.088)	.471	.941	.041	.760
Distributions from net investment income	(.175)	(.362)	(.390)	(.411)	(.431)	(.428)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.192)	(.362)	(.391)	(.411)	(.431)	(.430)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.09	$12.79	$13.24	$13.16	$12.63	$13.02
Total ReturnD,E,F	3.88%	(.70)%	3.66%	7.55%	.40%	6.08%
Ratios to Average Net AssetsG
Expenses before reductions	.80%H	.80%	.80%	.79%	.77%	.77%
Expenses net of fee waivers, if any	.80%H	.80%	.80%	.79%	.77%	.77%
Expenses net of all reductions	.80%H	.80%	.80%	.79%	.77%	.77%
Net investment income (loss)	2.70%H	2.75%	2.99%	3.07%	3.47%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$36	$47	$48	$42	$34	$56
Portfolio turnover rate	26%H	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$13.28	$13.20	$12.67	$13.05	$12.72
Income from Investment Operations
Net investment income (loss)B	.179	.368	.399	.408	.442	.440
Net realized and unrealized gain (loss)	.316	(.460)	.080	.543	(.385)	.323
Total from investment operations	.495	(.092)	.479	.951	.057	.763
Distributions from net investment income	(.178)	(.368)	(.398)	(.421)	(.437)	(.432)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.195)	(.368)	(.399)	(.421)	(.437)	(.433)C
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$13.12	$12.82	$13.28	$13.20	$12.67	$13.05
Total ReturnE,F,G	3.89%	(.74)%	3.72%	7.61%	.53%	6.09%
Ratios to Average Net AssetsH
Expenses before reductions	.77%I	.76%	.74%	.72%	.71%	.75%
Expenses net of fee waivers, if any	.77%I	.76%	.74%	.72%	.71%	.75%
Expenses net of all reductions	.76%I	.76%	.74%	.72%	.71%	.74%
Net investment income (loss)	2.73%I	2.79%	3.04%	3.14%	3.52%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$8	$9	$8	$7	$6	$6
Portfolio turnover rate	26%I	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$13.22	$13.14	$12.61	$13.00	$12.67
Income from Investment Operations
Net investment income (loss)B	.127	.263	.292	.300	.337	.337
Net realized and unrealized gain (loss)	.316	(.451)	.080	.544	(.393)	.325
Total from investment operations	.443	(.188)	.372	.844	(.056)	.662
Distributions from net investment income	(.126)	(.262)	(.291)	(.314)	(.334)	(.330)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.143)	(.262)	(.292)	(.314)	(.334)	(.332)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.07	$12.77	$13.22	$13.14	$12.61	$13.00
Total ReturnD,E,F	3.49%	(1.46)%	2.88%	6.76%	(.37)%	5.28%
Ratios to Average Net AssetsG
Expenses before reductions	1.55%H	1.55%	1.55%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%H	1.55%	1.55%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.55%H	1.55%	1.55%	1.54%	1.54%	1.53%
Net investment income (loss)	1.95%H	2.00%	2.24%	2.32%	2.70%	2.62%
Supplemental Data
Net assets, end of period (in millions)	$31	$31	$26	$24	$24	$24
Portfolio turnover rate	26%H	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share..

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$13.22	$13.15	$12.62	$13.00	$12.67
Income from Investment Operations
Net investment income (loss)B	.198	.407	.434	.440	.473	.475
Net realized and unrealized gain (loss)	.316	(.450)	.070	.543	(.384)	.325
Total from investment operations	.514	(.043)	.504	.983	.089	.800
Distributions from net investment income	(.197)	(.407)	(.433)	(.453)	(.469)	(.468)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.214)	(.407)	(.434)	(.453)	(.469)	(.470)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.07	$12.77	$13.22	$13.15	$12.62	$13.00
Total ReturnD,E	4.06%	(.37)%	3.93%	7.91%	.78%	6.41%
Ratios to Average Net AssetsF
Expenses before reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.04%G	3.09%	3.33%	3.40%	3.77%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$1,830	$1,728	$1,866	$1,813	$1,629	$1,855
Portfolio turnover rate	26%G	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.25	$13.17	$12.64	$13.03	$12.70
Income from Investment Operations
Net investment income (loss)B	.192	.395	.423	.429	.463	.465
Net realized and unrealized gain (loss)	.317	(.450)	.080	.543	(.394)	.324
Total from investment operations	.509	(.055)	.503	.972	.069	.789
Distributions from net investment income	(.192)	(.395)	(.422)	(.442)	(.459)	(.458)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.209)	(.395)	(.423)	(.442)	(.459)	(.459)C
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$13.10	$12.80	$13.25	$13.17	$12.64	$13.03
Total ReturnE,F	4.00%	(.46)%	3.91%	7.80%	.62%	6.31%
Ratios to Average Net AssetsG
Expenses before reductions	.55%H	.55%	.55%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.55%H	.55%	.55%	.55%	.54%	.54%
Expenses net of all reductions	.55%H	.55%	.55%	.55%	.54%	.54%
Net investment income (loss)	2.94%H	3.00%	3.23%	3.31%	3.69%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$64	$59	$47	$40	$33	$33
Portfolio turnover rate	26%H	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, California Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$130,719
Gross unrealized depreciation	(2,659)
Net unrealized appreciation (depreciation)	$128,060
Tax cost	$1,825,466

At the prior fiscal period end, the Fund was required to defer approximately $644 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $365,757 and $246,455, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$46	$2
Class M	-%	.25%	10	–
Class C	.75%	.25%	156	27
			$212	$29

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class M	1
Class C(a)	2
$6

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31.17
Class M	5.13
Class C	27.17
California Municipal Income	625.07
Class I	57.17
	$745

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Class A	$505	$1,420
Class M	114	254
Class B	–	2
Class C	304	606
California Municipal Income	26,975	58,322
Class I	1,023	1,766
Total	$28,921	$62,370
From net realized gain
Class A	$49	$–
Class M	11	–
Class C	41	–
California Municipal Income	2,300	–
Class I	92	–
Total	$2,493	$–

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	180	1,196	$2,320	$15,842
Reinvestment of distributions	40	93	516	1,220
Shares redeemed	(1,118)	(1,287)	(14,286)	(16,733)
Net increase (decrease)	(898)	2	$(11,450)	$329
Class M
Shares sold	30	300	$394	$3,963
Reinvestment of distributions	9	16	115	212
Shares redeemed	(121)	(201)	(1,567)	(2,613)
Net increase (decrease)	(82)	115	$(1,058)	$1,562
Class B
Shares sold	–	–(a)	$–	$–(b)
Reinvestment of distributions	–	–(a)	–	1
Shares redeemed	–	(20)		(276)
Net increase (decrease)	–	(20)	$–	$(275)
Class C
Shares sold	166	879	$2,145	$11,675
Reinvestment of distributions	22	37	280	480
Shares redeemed	(263)	(443)	(3,386)	(5,751)
Net increase (decrease)	(75)	473	$(961)	$6,404
California Municipal Income
Shares sold	11,346	29,076	$146,510	$381,477
Reinvestment of distributions	1,454	2,791	18,788	36,674
Shares redeemed	(8,160)	(37,651)	(105,144)	(486,869)
Net increase (decrease)	4,640	(5,784)	$60,154	$(68,718)
Class I
Shares sold	1,924	3,196	$24,736	$42,101
Reinvestment of distributions	69	100	890	1,317
Shares redeemed	(1,778)	(2,208)	(23,016)	(28,722)
Net increase (decrease)	215	1,088	$2,610	$14,696

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.80%
Actual		$1,000.00	$1,038.80	$4.11
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class M	.77%
Actual		$1,000.00	$1,038.90	$3.96
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class C	1.55%
Actual		$1,000.00	$1,034.90	$7.95
Hypothetical-C		$1,000.00	$1,017.39	$7.88
California Municipal Income	.46%
Actual		$1,000.00	$1,040.60	$2.37
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class I	.55%
Actual		$1,000.00	$1,040.00	$2.83
Hypothetical-C		$1,000.00	$1,022.43	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCM-SANN-1017
1.777331.115

Fidelity® California Municipal Income Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.3	37.2
Transportation	18.5	13.8
Special Tax	11.9	12.4
Escrowed/Pre-Refunded	8.5	11.0
Health Care	8.5	7.8

Quality Diversification (% of fund's net assets)

As of August 31, 2017
AAA	5.0%
AA,A	79.6%
BBB	9.8%
BB and Below	1.5%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	1.5%

As of February 28, 2017
AAA	5.7%
AA,A	77.3%
BBB	7.7%
BB and Below	1.5%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount (000s)	Value (000s)
California - 97.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,276
Series 2012 A:
5% 8/1/24	1,050	1,207
5% 8/1/25	1,245	1,421
5% 8/1/27	300	339
5% 8/1/28	400	450
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,740
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,245
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 5.3% 10/1/23 (Pre-Refunded to 10/1/17 @ 100)	935	938
Series 2004:
0% 10/1/19	7,920	7,773
0% 10/1/19	630	600
Series 2013 A:
5% 10/1/24	7,750	9,253
5% 10/1/25	5,245	6,249
Series 2016 B:
5% 10/1/34	2,500	2,890
5% 10/1/35	4,000	4,607
5% 10/1/36	2,250	2,586
5% 10/1/37	2,200	2,521
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,672
5% 12/1/20 (AMBAC Insured)	2,810	2,837
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,216
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,255
0% 9/1/22 (FSA Insured)	5,150	4,750
Antelope Valley Cmnty. College District:
Series A:
5% 8/1/31	1,325	1,605
5% 8/1/32	1,345	1,618
5% 8/1/33	1,805	2,156
5% 8/1/34	3,000	3,559
5% 8/1/35	4,000	4,719
5% 8/1/39	17,680	20,443
Antelope Valley Healthcare District Rev. Series 2016 A, 5% 3/1/26	5,000	5,405
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,092
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,452
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,218
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,049
1.5%, tender 10/1/17 (a)	1,000	1,001
1.875%, tender 4/1/19 (a)	6,250	6,325
Series 2014 E, 2% 4/1/34	6,000	6,144
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,765
5% 6/1/25	4,355	5,062
5% 6/1/27	2,755	3,191
5% 6/1/28	3,045	3,521
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,649
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,618
Cabrillo Unified School District Series A, 0% 8/1/18 (AMBAC Insured)	2,000	1,974
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	3,130
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,856
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,316
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,567
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,846
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,851
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	912
4% 9/1/21	1,000	1,058
4% 9/1/22	740	781
4% 9/1/23	1,080	1,136
4% 9/1/24	1,125	1,181
5% 9/1/19	400	433
5% 9/1/39	5,000	5,337
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2016, 5% 9/1/36	7,630	9,069
4.5% 8/1/30	35	35
5% 3/1/19 (Pre-Refunded to 3/1/18 @ 100)	3,000	3,063
5% 10/1/22	1,355	1,470
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	2,800	2,818
5% 10/1/26	6,065	7,429
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	105
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,105
5.25% 3/1/38	3,740	3,812
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,778
5.5% 11/1/39	1,810	1,981
6% 4/1/18	1,570	1,617
6% 3/1/33	16,330	18,339
6% 4/1/38	1,190	1,283
6.5% 4/1/33	11,650	12,661
California Health Facilities Fing. Auth.:
Bonds:
Series 2016 B1, 1.25%, tender 10/1/20 (a)	6,980	7,006
Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,166
Series 2017 A, 5% 11/15/32	1,400	1,702
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,913
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,907
5% 11/15/23	2,000	2,324
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,162
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	95
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,208
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,259
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,085
Series 2008 A3, 5.5% 11/15/40	3,090	3,544
Series 2011 A, 5% 3/1/20	3,250	3,568
Series 2011 D:
5% 8/15/22	900	1,042
5% 8/15/23	700	809
5% 8/15/25	2,000	2,302
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,090
5% 12/1/32	1,000	1,009
5% 12/1/42	3,000	3,024
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds Series 2010 E, 1.75%, tender 6/1/22 (a)	1,000	1,011
Series 2017:
5% 10/1/35	5,000	6,067
5% 10/1/36	5,000	6,053
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,351
5% 6/1/33	2,320	2,814
5% 6/1/34	5,290	6,371
5% 6/1/35	5,110	6,120
5% 6/1/36	5,830	6,949
5% 6/1/37	3,000	3,562
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39 (Pre-Refunded to 2/1/19 @ 100)	5,000	5,327
California Muni. Fin. Auth. Rev.:
( Channing House Proj.) Series 2017 A, 4% 5/15/32	1,000	1,089
( Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,223
5% 6/1/33	1,000	1,174
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	366
5% 10/1/28	1,040	1,252
5% 10/1/30	1,000	1,187
5% 10/1/32	1,000	1,173
5% 10/1/34	1,000	1,172
(Biola Univeristy, Inc.Proj.) Series 2017, 5% 10/1/26	715	864
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,231
4% 5/15/30	1,575	1,744
4% 5/15/31	2,150	2,352
5% 5/15/33	895	1,065
5% 5/15/34	1,000	1,185
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	322
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	287
5% 8/15/29	245	300
5% 8/15/30	225	273
5% 8/15/33	750	896
5% 8/15/36	1,435	1,695
(Univ. of Verne Proj.) Series 2017 A, 5% 6/1/32	1,000	1,180
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/28	1,000	1,210
5% 6/1/30	1,000	1,192
5% 6/1/35	1,000	1,164
Series 2016 A, 5% 11/1/36 (b)	1,000	1,082
Series 2017 A:
5% 7/1/29	575	685
5% 7/1/31	1,000	1,176
5% 7/1/32	1,400	1,639
5% 7/1/33	1,000	1,165
5% 7/1/34	1,395	1,618
5% 7/1/35	1,500	1,733
5% 7/1/36	1,500	1,729
5% 7/1/37	1,250	1,436
Series 2017 B:
5% 7/1/28	1,250	1,501
5% 7/1/29	1,300	1,549
5% 7/1/30	750	887
5% 7/1/31	800	941
5% 7/1/32	1,385	1,622
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,928
Bonds:
(Republic Svcs., Inc. Proj.) Series B, 5.25%, tender 12/1/17 (a)(c)	3,250	3,280
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,933
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (b)	800	922
5% 7/1/32 (b)	750	836
5% 7/1/37 (b)	2,100	2,299
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,166
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,878
5.25% 10/1/24	4,170	4,837
5.25% 10/1/25	2,875	3,330
5.75% 10/1/31	4,000	4,667
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	2,285	2,404
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,404
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	2,022
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,218
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,164
5% 4/1/25	5,300	6,154
Series 2012 G, 5% 11/1/25	2,500	2,953
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,478
5% 12/1/23	2,800	3,236
Series 2009 G1, 5.75% 10/1/30 (Pre-Refunded to 10/1/19 @ 100)	1,800	1,982
Series 2009 I:
5.5% 11/1/23 (Pre-Refunded to 11/1/19 @ 100)	1,535	1,688
6.125% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	1,200	1,336
6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,232
6.375% 11/1/34 (Pre-Refunded to 11/1/19 @ 100)	3,000	3,356
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/34	1,250	1,447
5% 5/15/35	1,750	2,019
5% 5/15/40	2,250	2,575
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Pre-Refunded to 5/23/18 @ 100)	4,970	5,120
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,324
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	52
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	2,120	2,398
Series 2016:
5% 10/1/26	1,125	1,336
5% 10/1/27	2,360	2,775
5% 10/1/28	1,230	1,434
5% 10/1/29	675	780
5% 10/1/30	1,100	1,264
5% 10/1/33	1,850	2,099
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,922
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,571
Carlsbad Unified School District Series 2009 B:
0% 5/1/18	1,335	1,327
0% 5/1/19	1,000	984
0% 5/1/34 (d)	5,300	5,757
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (Pre-Refunded to 11/1/17 @ 100)	1,000	1,007
5% 11/1/25 (Pre-Refunded to 11/1/17 @ 100)	3,820	3,845
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,397
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,653
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,204
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,204
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	737
5% 9/1/28	1,250	1,408
5% 9/1/32	1,125	1,255
5% 9/1/35	585	648
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,974
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,912
Davis Spl. Tax Rev. Series 2007:
5% 9/1/18 (AMBAC Insured)	835	835
5% 9/1/20 (AMBAC Insured)	925	925
5% 9/1/22 (AMBAC Insured)	1,020	1,020
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,370
5% 6/1/28	2,000	2,358
5% 6/1/29	1,650	1,935
5% 6/1/30	2,500	2,918
5% 6/1/31	1,750	2,032
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A:
5% 6/1/32	2,000	2,478
5% 6/1/34	3,800	4,661
Series 2017 B:
5% 6/1/33	3,060	3,771
5% 6/1/34	2,615	3,207
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,589
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,812
5% 3/1/29	8,125	9,821
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,050
Series 2015:
5% 9/1/27	1,940	2,336
5% 9/1/28	4,125	4,923
5% 9/1/29	4,325	5,121
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,337
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,048
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,881
Series 2016:
5% 9/1/27	1,875	2,220
5% 9/1/28	1,500	1,761
5% 9/1/29	2,000	2,328
5% 9/1/30	1,720	1,994
5% 9/1/31	2,500	2,883
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,742
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,387
0% 10/1/25 (AMBAC Insured)	1,665	1,330
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	954
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,345
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,973
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,256
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,276
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,240
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,446
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,189
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	6,000	6,988
Series 2017 A1:
5% 6/1/21	2,000	2,273
5% 6/1/22	2,000	2,320
5% 6/1/23	2,000	2,354
5% 6/1/24	3,000	3,564
5% 6/1/25	3,000	3,590
5% 6/1/26	3,000	3,611
5% 6/1/27	5,760	6,959
5% 6/1/28	7,500	8,961
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,023
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,716
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,915
5% 9/2/23	1,000	1,149
5% 9/2/24	825	960
5% 9/2/25	500	565
5% 9/2/26	800	916
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,455
5% 9/1/25	1,700	2,069
5% 9/1/26	1,860	2,255
5% 9/1/27	1,725	2,083
5% 9/1/28	1,000	1,203
5% 9/1/29	1,250	1,501
Series 2013 A:
5% 9/1/24	3,830	4,566
5% 9/1/25	4,085	4,857
5% 9/1/26	4,105	4,868
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,957
5% 8/15/28	1,960	2,164
5% 8/15/29	4,225	4,645
5% 8/15/30	4,555	4,994
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	452
5% 8/1/22	450	502
5% 8/1/23	485	541
5% 8/1/24	1,000	1,115
5% 8/1/26	1,370	1,526
5% 8/1/28	760	846
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	4,477
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,163
5% 8/1/25	1,000	1,159
5% 8/1/26	1,000	1,155
5% 8/1/27	1,000	1,152
5% 8/1/28	1,000	1,149
5% 8/1/29	1,000	1,147
5% 8/1/30	1,000	1,145
5% 8/1/31	1,000	1,144
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,312
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	424
0% 6/1/28 (FSA Insured)	2,995	2,208
0% 6/1/31 (Escrowed to Maturity)	1,465	1,046
0% 6/1/31 (FSA Insured)	8,285	5,357
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	3,025
Series 2017 A:
5% 5/15/26 (c)	1,110	1,374
5% 5/15/27 (c)	2,000	2,498
5% 5/15/28 (c)	3,390	4,194
5% 5/15/29 (c)	1,350	1,657
5% 5/15/30 (c)	1,300	1,584
5% 5/15/31 (c)	1,200	1,453
5% 5/15/32 (c)	1,760	2,121
5% 5/15/33 (c)	1,350	1,620
5% 5/15/34 (c)	1,650	1,970
5% 5/15/35 (c)	2,500	2,973
5% 5/15/36 (c)	3,000	3,560
5% 5/15/37 (c)	2,755	3,261
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	442
5.75% 8/1/33	170	185
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,875
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	10,997
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,088
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,460
Series 2015 A, 5% 8/1/29	7,000	8,519
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,914
(Disney Parking Proj.):
0% 3/1/18	3,000	2,987
0% 3/1/19	3,200	3,151
0% 3/1/20	1,000	971
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,566
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/21 (c)	1,000	1,137
5% 5/15/24 (c)	795	962
5% 5/15/25 (c)	2,250	2,758
5% 5/15/26 (c)	1,705	2,067
5% 5/15/27 (c)	1,250	1,501
5% 5/15/28 (c)	1,250	1,490
5% 5/15/29 (c)	1,575	1,860
5% 5/15/30 (c)	1,400	1,643
Series 2015 D:
5% 5/15/28 (c)	1,950	2,324
5% 5/15/29 (c)	2,550	3,011
5% 5/15/30 (c)	2,000	2,348
5% 5/15/31 (c)	2,540	2,966
5% 5/15/41 (c)	3,240	3,687
Series 2016 A:
5% 5/15/29 (c)	2,500	3,005
5% 5/15/30 (c)	2,500	2,985
5% 5/15/31 (c)	3,000	3,562
5% 5/15/32 (c)	3,500	4,138
5% 5/15/33 (c)	2,000	2,354
5% 5/15/35 (c)	2,000	2,336
5% 5/15/42 (c)	7,500	8,640
Series 2016 B:
5% 5/15/22 (c)	1,000	1,165
5% 5/15/26 (c)	1,600	1,978
5% 5/15/27 (c)	1,000	1,223
5% 5/15/36 (c)	3,600	4,195
5% 5/15/41 (c)	3,750	4,326
Series 2017 B:
5% 5/15/23 (c)	1,000	1,189
5% 5/15/24 (c)	1,500	1,811
5% 5/15/25 (c)	1,750	2,138
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	125	125
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A:
5% 7/1/28	3,400	4,096
5% 7/1/30	19,905	23,713
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2016 B:
5% 7/1/38	2,000	2,359
5% 7/1/42	3,500	4,096
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (c)	1,500	1,817
7.6% 10/1/18 (Escrowed to Maturity)	3,010	3,118
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,451
Series 2014 A:
5% 5/1/24	325	395
5% 5/1/25	540	654
5% 5/1/29	500	592
5% 5/1/30	1,000	1,178
5% 5/1/31	1,555	1,825
Series 2014 B:
5% 5/1/24	200	243
5% 5/1/25	225	271
5% 5/1/29	500	592
5% 5/1/30	400	471
5% 5/1/31	400	469
Series 2016 A:
5% 11/1/21	2,500	2,891
5% 11/1/22	2,500	2,965
Series 2016 B, 5% 11/1/36	1,500	1,771
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,832
Series 2012 B, 5% 6/1/28	4,800	5,608
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	650	714
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,685
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	537
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,402
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,005
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,858
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,272
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,995	2,093
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290	1,356
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	3,800	3,945
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	2,560	2,568
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,463
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,908
5% 6/1/31	500	579
5% 6/1/32	500	577
5% 6/1/33	1,800	2,067
5% 6/1/35	1,895	2,159
5% 6/1/36	2,000	2,271
5% 6/1/41	6,155	6,908
(Montebello Home2 Suties by HIlton Hotel Proj.) Series 2016 A, 5% 6/1/34	1,345	1,538
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,590
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,123
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,875
5% 9/1/25	1,000	1,120
5% 9/1/26	1,155	1,287
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,960
Series 2015:
4% 9/1/24 (FSA Insured)	330	383
5% 9/1/25 (FSA Insured)	680	836
5% 9/1/26 (FSA Insured)	500	608
5% 9/1/26 (FSA Insured)	1,500	1,824
5% 9/1/27 (FSA Insured)	455	547
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,872
Series 2006 C, 5% 9/1/17 (AMBAC Insured)	2,735	2,735
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,390	3,961
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,814
5% 5/1/37	3,500	4,111
5% 5/1/38	1,500	1,758
5% 5/1/39	1,500	1,754
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,387
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	3,000	3,221
Series 2012, 5% 1/15/25	3,460	3,910
Series 2015 A:
5% 1/15/28	1,225	1,488
5% 1/15/29	1,650	1,992
5% 1/15/30	1,665	2,004
5% 1/15/31	1,520	1,818
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	670	717
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,112
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,351
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,802
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	6,078
Series 2015 A:
5% 8/1/30	1,250	1,502
5% 8/1/30 (FSA Insured)	1,570	1,886
5% 8/1/40	3,500	4,053
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,424
5% 2/1/23	5,000	5,819
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,138
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,552
5% 2/1/36	6,630	7,890
Palomar Health Rev. Series 2016:
5% 11/1/36	7,970	8,913
5% 11/1/39	5,250	5,767
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,913
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	938
Port of Oakland Rev.:
Series 2007 A, 5% 11/1/17 (Escrowed to Maturity) (c)	2,185	2,199
Series 2011 O, 5% 5/1/22 (c)	4,500	5,095
Series 2012 P:
5% 5/1/22 (c)	4,000	4,646
5% 5/1/24 (c)	2,820	3,269
Series 2017 D:
5% 11/1/23 (c)	5,100	6,089
5% 11/1/24 (c)	6,100	7,377
5% 11/1/25 (c)	2,585	3,157
5% 11/1/26 (c)	2,285	2,815
5% 11/1/27 (c)	4,000	4,956
5% 11/1/28 (c)	4,925	6,033
5% 11/1/29 (c)	3,850	4,670
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,967
5% 6/15/28	2,190	2,646
5% 12/15/28	2,200	2,658
5% 12/15/29	4,825	5,781
5% 12/15/30	3,500	4,318
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,825
Series 2011, 0% 8/1/46	10,150	3,338
Series B:
0% 8/1/33	4,840	2,831
0% 8/1/35	9,000	4,802
0% 8/1/37	6,325	3,085
0% 8/1/41	5,130	2,086
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,081
5% 9/1/30	1,500	1,715
5% 9/1/31	1,265	1,440
5% 9/1/32	1,800	2,038
5% 9/1/33	2,750	3,101
5% 9/1/34	1,230	1,380
5% 9/1/35	1,585	1,772
5% 9/1/36	3,410	3,804
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,103
5% 9/1/26 (FSA Insured)	1,350	1,615
5% 9/1/27 (FSA Insured)	1,700	2,021
5% 9/1/28 (FSA Insured)	1,700	2,009
5% 9/1/29 (FSA Insured)	1,850	2,172
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,573
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,812
5.75% 6/1/48	5,000	5,596
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,097
5% 8/1/27	1,725	2,093
5% 8/1/28	1,935	2,328
5% 8/1/29	2,330	2,780
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,371
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,606
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,670
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,358
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,062
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,458
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,507
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,395	1,488
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,566
Sacramento County Arpt. Sys. Rev. Series 2016 B:
5% 7/1/35	790	929
5% 7/1/36	2,000	2,345
5% 7/1/41	6,430	7,447
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,303
Series 2013 A, 5% 8/15/41	2,810	3,237
Series 2016 D, 5% 8/15/28	2,500	3,234
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,214
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,457
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,546
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,329
5% 8/1/24 (FSA Insured)	1,250	1,499
5% 8/1/25 (FSA Insured)	2,000	2,388
5% 8/1/27 (FSA Insured)	2,000	2,361
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,859
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
( Sub Lien Proj.) Series 2017 B, 5% 7/1/36 (c)	1,500	1,759
( Sub Lien Proj.) Series A, 5% 7/1/26 (c)	400	489
(Sub Lien Proj.) Series 2017 B:
5% 7/1/22 (c)	500	582
5% 7/1/23 (c)	280	332
5% 7/1/24 (c)	1,000	1,202
5% 7/1/25 (c)	515	625
5% 7/1/27 (c)	500	615
5% 7/1/28 (c)	1,000	1,225
5% 7/1/29 (c)	1,725	2,093
5% 7/1/30 (c)	2,915	3,509
5% 7/1/31 (c)	1,250	1,496
5% 7/1/32 (c)	1,300	1,549
5% 7/1/33 (c)	530	628
5% 7/1/34 (c)	1,000	1,180
5% 7/1/37 (c)	750	877
Series 2013 B, 5% 7/1/38 (c)	7,000	7,950
Series 2017 B, 5% 7/1/21 (c)	300	340
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,994
Series 2015 A, 5% 10/15/44	4,005	4,565
Series 2016:
5% 10/15/29	2,000	2,391
5% 10/15/30	1,000	1,185
5% 10/15/31	650	765
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,774
Series 2016 B:
5% 8/1/38	4,000	4,751
5% 8/1/39	3,520	4,172
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,607
Series 2008 C:
0% 7/1/37	1,300	631
0% 7/1/47	4,000	1,228
Series 2008 E, 0% 7/1/47 (d)	8,700	5,466
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A, 5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,536
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,684
Series 2014 A:
5% 5/1/40 (c)	1,865	2,103
5% 5/1/44 (c)	8,390	9,416
Series 2016 B:
5% 5/1/41 (c)	11,695	13,341
5% 5/1/46 (c)	21,000	23,830
5% 5/1/28	2,280	2,801
5% 5/1/29	1,225	1,492
5% 5/1/30	330	399
5% 5/1/32	1,000	1,195
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,091
6.625% 8/1/39	1,000	1,099
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,157
5% 8/1/24	750	862
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2016, 5% 11/1/31	3,500	4,325
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,061
5% 8/1/26 (FSA Insured)	1,055	1,272
5% 8/1/27 (FSA Insured)	1,250	1,498
5% 8/1/28 (FSA Insured)	1,250	1,489
5% 8/1/29 (FSA Insured)	3,150	3,730
5% 8/1/30 (FSA Insured)	4,070	4,790
5% 8/1/31 (FSA Insured)	650	761
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,750
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,675
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,317
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,154
5% 6/1/26	3,000	3,551
San Jose Int'l. Arpt. Rev.:
Series 2014 A:
5% 3/1/19 (c)	500	530
5% 3/1/20 (c)	3,500	3,826
5% 3/1/21 (c)	2,750	3,094
Series 2017 A:
5% 3/1/20 (c)	6,370	6,963
5% 3/1/21 (c)	2,750	3,094
5% 3/1/22 (c)	1,750	2,019
5% 3/1/27 (c)	2,480	3,038
5% 3/1/31 (c)	1,100	1,306
5% 3/1/32 (c)	850	1,005
5% 3/1/33 (c)	1,095	1,288
5% 3/1/34 (c)	1,250	1,464
5% 3/1/35 (c)	2,250	2,625
5% 3/1/36 (c)	2,250	2,621
5% 3/1/37 (c)	2,250	2,615
5% 3/1/41 (c)	5,000	5,767
Series 2017 B:
5% 3/1/29	200	245
5% 3/1/30	250	304
5% 3/1/32	235	282
5% 3/1/33	250	299
5% 3/1/34	500	595
5% 3/1/37	3,000	3,541
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	2,001
5% 10/1/29	675	806
5% 10/1/30	2,000	2,376
5% 10/1/31	2,310	2,733
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,000	5,651
Series 2010 B, 0% 8/1/47	9,000	2,759
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,976
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,816
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,819
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,268
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,231
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	988
5% 6/15/26 (FSA Insured)	860	1,020
5% 6/15/27 (FSA Insured)	1,770	2,080
5% 6/15/28 (FSA Insured)	1,865	2,177
5% 6/15/29 (FSA Insured)	1,780	2,064
5% 6/15/30 (FSA Insured)	1,150	1,325
5% 6/15/31 (FSA Insured)	1,000	1,146
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,049
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,521
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39 (e)	790	847
5% 7/1/36 (e)	2,380	2,855
5% 7/1/37 (e)	1,780	2,130
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	474
4% 7/1/37	475	516
4% 7/1/38	450	488
4% 7/1/39	550	595
5% 7/1/30	250	312
5% 7/1/31	350	434
5% 7/1/32	255	314
5% 7/1/33	250	307
5% 7/1/34	315	385
5% 7/1/35	400	487
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,877
0% 9/1/22 (AMBAC Insured)	2,900	2,680
0% 9/1/25 (AMBAC Insured)	6,800	5,728
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	796
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,481
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,138
5% 4/1/34	2,000	2,348
5% 4/1/36	3,000	3,490
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,128
5% 8/15/26	1,975	2,189
5% 8/15/27	700	773
5% 8/15/28	1,000	1,101
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,932
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	367
5% 8/1/25 (FSA Insured)	750	904
5% 8/1/27 (FSA Insured)	265	316
5% 8/1/28 (FSA Insured)	510	604
5% 8/1/38 (FSA Insured)	2,500	2,860
5% 8/1/42 (FSA Insured)	4,650	5,304
5% 7/1/23 (FSA Insured)	1,270	1,496
5% 7/1/24 (FSA Insured)	1,350	1,587
5% 7/1/25 (FSA Insured)	1,060	1,243
5% 7/1/26 (FSA Insured)	1,110	1,299
5% 7/1/27 (FSA Insured)	1,065	1,244
5% 1/1/29 (FSA Insured)	600	698
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,933
5% 9/1/25 (FSA Insured)	3,500	4,254
5% 9/1/26 (FSA Insured)	8,000	9,810
5% 9/1/27 (FSA Insured)	4,000	4,851
5% 9/1/28 (FSA Insured)	3,500	4,203
5% 9/1/29 (FSA Insured)	2,000	2,381
Sweetwater Union High School District 5% 9/1/21	4,705	5,381
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,033
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,278
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	995
5% 11/15/25 (FSA Insured)	800	980
5% 11/15/26 (FSA Insured)	965	1,171
5% 11/15/27 (FSA Insured)	1,500	1,802
5% 11/15/28 (FSA Insured)	1,165	1,389
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,304
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	991
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,837
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,127
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	3,011
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,718
Series 2017 AV:
5% 5/15/29	2,500	3,125
5% 5/15/34	2,000	2,426
5% 5/15/35	5,000	6,041
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,125
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,584
5% 8/1/30	6,710	8,026
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,175
5% 11/1/25	1,000	1,172
5% 11/1/26	1,000	1,171
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,938
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,746
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	806
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,730
5.5% 8/1/38	1,500	1,819
5.5% 8/1/40	5,000	6,055
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,189
6.25% 7/1/39	7,015	7,457
Series 2010 A, 5.5% 7/1/38	3,100	3,356
West Contra Costa Unified School District:
Series 2012, 5% 8/1/32	8,265	9,555
Series 2014 A:
5% 8/1/23	365	442
5% 8/1/25	2,555	3,134
5% 8/1/26	2,550	3,111
5% 8/1/27	1,150	1,395
5% 8/1/28	1,000	1,207
5% 8/1/29	1,675	2,011
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,893
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,436
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,947

TOTAL CALIFORNIA		1,914,066

Guam - 1.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	825	846
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/22	3,000	3,440
5% 12/1/24	3,000	3,511
5% 12/1/25	2,500	2,939
5% 12/1/26	2,000	2,362
5% 12/1/27	2,000	2,345
5% 12/1/29	645	743
5% 12/1/31	2,500	2,843
5% 12/1/33	2,250	2,536
5% 12/1/34	1,750	1,967
5% 12/1/36	1,000	1,118
5% 12/1/46	645	710

TOTAL GUAM		25,360

TOTAL MUNICIPAL BONDS
(Cost $1,811,848)		1,939,426

Municipal Notes - 0.7%
California - 0.7%
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 0.98% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)(f)
(Cost $14,100)	14,100	14,100
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,825,948)		1,953,526
NET OTHER ASSETS (LIABILITIES) - 0.8%		14,901
NET ASSETS - 100%		$1,968,427

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,139,000 or 0.3% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	35.3%
Transportation	18.5%
Special Tax	11.9%
Escrowed/Pre-Refunded	8.5%
Health Care	8.5%
Water & Sewer	5.4%
Others* (Individually Less Than 5%)	11.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,825,948)		$1,953,526
Cash		2,446
Receivable for fund shares sold		574
Interest receivable		20,839
Other receivables		6
Total assets		1,977,391
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,808
Payable for fund shares redeemed	661
Distributions payable	1,693
Accrued management fee	583
Distribution and service plan fees payable	35
Other affiliated payables	158
Other payables and accrued expenses	26
Total liabilities		8,964
Net Assets		$1,968,427
Net Assets consist of:
Paid in capital		$1,835,779
Accumulated net investment loss		(176)
Accumulated undistributed net realized gain (loss) on investments		5,246
Net unrealized appreciation (depreciation) on investments		127,578
Net Assets		$1,968,427
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($36,162 ÷ 2,762 shares)		$13.09
Maximum offering price per share (100/96.00 of $13.09)		$13.64
Class M:
Net Asset Value and redemption price per share ($7,860 ÷ 599 shares)		$13.12
Maximum offering price per share (100/96.00 of $13.12)		$13.67
Class C:
Net Asset Value and offering price per share ($31,081 ÷ 2,378 shares)(a)		$13.07
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,829,768 ÷ 139,962 shares)		$13.07
Class I:
Net Asset Value, offering price and redemption price per share ($63,556 ÷ 4,851 shares)		$13.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2017 (Unaudited)
Investment Income
Interest		$33,627
Expenses
Management fee	$3,420
Transfer agent fees	745
Distribution and service plan fees	212
Accounting fees and expenses	175
Custodian fees and expenses	7
Independent trustees' fees and expenses	4
Registration fees	69
Audit	28
Legal	7
Miscellaneous	10
Total expenses before reductions	4,677
Expense reductions	(13)	4,664
Net investment income (loss)		28,963
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,131
Total net realized gain (loss)		6,131
Change in net unrealized appreciation (depreciation) on investment securities		41,239
Net gain (loss)		47,370
Net increase (decrease) in net assets resulting from operations		$76,333

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,963	$62,517
Net realized gain (loss)	6,131	18,294
Change in net unrealized appreciation (depreciation)	41,239	(93,757)
Net increase (decrease) in net assets resulting from operations	76,333	(12,946)
Distributions to shareholders from net investment income	(28,921)	(62,370)
Distributions to shareholders from net realized gain	(2,493)	–
Total distributions	(31,414)	(62,370)
Share transactions - net increase (decrease)	49,295	(46,002)
Redemption fees	–	34
Total increase (decrease) in net assets	94,214	(121,284)
Net Assets
Beginning of period	1,874,213	1,995,497
End of period	$1,968,427	$1,874,213
Other Information
Accumulated net investment loss end of period	$(176)	$(218)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.79	$13.24	$13.16	$12.63	$13.02	$12.69
Income from Investment Operations
Net investment income (loss)B	.176	.363	.390	.397	.437	.436
Net realized and unrealized gain (loss)	.316	(.451)	.081	.544	(.396)	.324
Total from investment operations	.492	(.088)	.471	.941	.041	.760
Distributions from net investment income	(.175)	(.362)	(.390)	(.411)	(.431)	(.428)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.192)	(.362)	(.391)	(.411)	(.431)	(.430)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.09	$12.79	$13.24	$13.16	$12.63	$13.02
Total ReturnD,E,F	3.88%	(.70)%	3.66%	7.55%	.40%	6.08%
Ratios to Average Net AssetsG
Expenses before reductions	.80%H	.80%	.80%	.79%	.77%	.77%
Expenses net of fee waivers, if any	.80%H	.80%	.80%	.79%	.77%	.77%
Expenses net of all reductions	.80%H	.80%	.80%	.79%	.77%	.77%
Net investment income (loss)	2.70%H	2.75%	2.99%	3.07%	3.47%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$36	$47	$48	$42	$34	$56
Portfolio turnover rate	26%H	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.82	$13.28	$13.20	$12.67	$13.05	$12.72
Income from Investment Operations
Net investment income (loss)B	.179	.368	.399	.408	.442	.440
Net realized and unrealized gain (loss)	.316	(.460)	.080	.543	(.385)	.323
Total from investment operations	.495	(.092)	.479	.951	.057	.763
Distributions from net investment income	(.178)	(.368)	(.398)	(.421)	(.437)	(.432)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.195)	(.368)	(.399)	(.421)	(.437)	(.433)C
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$13.12	$12.82	$13.28	$13.20	$12.67	$13.05
Total ReturnE,F,G	3.89%	(.74)%	3.72%	7.61%	.53%	6.09%
Ratios to Average Net AssetsH
Expenses before reductions	.77%I	.76%	.74%	.72%	.71%	.75%
Expenses net of fee waivers, if any	.77%I	.76%	.74%	.72%	.71%	.75%
Expenses net of all reductions	.76%I	.76%	.74%	.72%	.71%	.74%
Net investment income (loss)	2.73%I	2.79%	3.04%	3.14%	3.52%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$8	$9	$8	$7	$6	$6
Portfolio turnover rate	26%I	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$13.22	$13.14	$12.61	$13.00	$12.67
Income from Investment Operations
Net investment income (loss)B	.127	.263	.292	.300	.337	.337
Net realized and unrealized gain (loss)	.316	(.451)	.080	.544	(.393)	.325
Total from investment operations	.443	(.188)	.372	.844	(.056)	.662
Distributions from net investment income	(.126)	(.262)	(.291)	(.314)	(.334)	(.330)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.143)	(.262)	(.292)	(.314)	(.334)	(.332)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.07	$12.77	$13.22	$13.14	$12.61	$13.00
Total ReturnD,E,F	3.49%	(1.46)%	2.88%	6.76%	(.37)%	5.28%
Ratios to Average Net AssetsG
Expenses before reductions	1.55%H	1.55%	1.55%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%H	1.55%	1.55%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.55%H	1.55%	1.55%	1.54%	1.54%	1.53%
Net investment income (loss)	1.95%H	2.00%	2.24%	2.32%	2.70%	2.62%
Supplemental Data
Net assets, end of period (in millions)	$31	$31	$26	$24	$24	$24
Portfolio turnover rate	26%H	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share..

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.77	$13.22	$13.15	$12.62	$13.00	$12.67
Income from Investment Operations
Net investment income (loss)B	.198	.407	.434	.440	.473	.475
Net realized and unrealized gain (loss)	.316	(.450)	.070	.543	(.384)	.325
Total from investment operations	.514	(.043)	.504	.983	.089	.800
Distributions from net investment income	(.197)	(.407)	(.433)	(.453)	(.469)	(.468)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.214)	(.407)	(.434)	(.453)	(.469)	(.470)
Redemption fees added to paid in capitalB	–	–C	–C	–C	–C	–C
Net asset value, end of period	$13.07	$12.77	$13.22	$13.15	$12.62	$13.00
Total ReturnD,E	4.06%	(.37)%	3.93%	7.91%	.78%	6.41%
Ratios to Average Net AssetsF
Expenses before reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.04%G	3.09%	3.33%	3.40%	3.77%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$1,830	$1,728	$1,866	$1,813	$1,629	$1,855
Portfolio turnover rate	26%G	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.25	$13.17	$12.64	$13.03	$12.70
Income from Investment Operations
Net investment income (loss)B	.192	.395	.423	.429	.463	.465
Net realized and unrealized gain (loss)	.317	(.450)	.080	.543	(.394)	.324
Total from investment operations	.509	(.055)	.503	.972	.069	.789
Distributions from net investment income	(.192)	(.395)	(.422)	(.442)	(.459)	(.458)
Distributions from net realized gain	(.017)	–	(.001)	–	–	(.002)
Total distributions	(.209)	(.395)	(.423)	(.442)	(.459)	(.459)C
Redemption fees added to paid in capitalB	–	–D	–D	–D	–D	–D
Net asset value, end of period	$13.10	$12.80	$13.25	$13.17	$12.64	$13.03
Total ReturnE,F	4.00%	(.46)%	3.91%	7.80%	.62%	6.31%
Ratios to Average Net AssetsG
Expenses before reductions	.55%H	.55%	.55%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.55%H	.55%	.55%	.55%	.54%	.54%
Expenses net of all reductions	.55%H	.55%	.55%	.55%	.54%	.54%
Net investment income (loss)	2.94%H	3.00%	3.23%	3.31%	3.69%	3.61%
Supplemental Data
Net assets, end of period (in millions)	$64	$59	$47	$40	$33	$33
Portfolio turnover rate	26%H	25%	11%	10%	13%	9%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, California Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$130,719
Gross unrealized depreciation	(2,659)
Net unrealized appreciation (depreciation)	$128,060
Tax cost	$1,825,466

At the prior fiscal period end, the Fund was required to defer approximately $644 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $365,757 and $246,455, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$46	$2
Class M	-%	.25%	10	–
Class C	.75%	.25%	156	27
			$212	$29

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3
Class M	1
Class C(a)	2
$6

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31.17
Class M	5.13
Class C	27.17
California Municipal Income	625.07
Class I	57.17
	$745

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Class A	$505	$1,420
Class M	114	254
Class B	–	2
Class C	304	606
California Municipal Income	26,975	58,322
Class I	1,023	1,766
Total	$28,921	$62,370
From net realized gain
Class A	$49	$–
Class M	11	–
Class C	41	–
California Municipal Income	2,300	–
Class I	92	–
Total	$2,493	$–

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Class A
Shares sold	180	1,196	$2,320	$15,842
Reinvestment of distributions	40	93	516	1,220
Shares redeemed	(1,118)	(1,287)	(14,286)	(16,733)
Net increase (decrease)	(898)	2	$(11,450)	$329
Class M
Shares sold	30	300	$394	$3,963
Reinvestment of distributions	9	16	115	212
Shares redeemed	(121)	(201)	(1,567)	(2,613)
Net increase (decrease)	(82)	115	$(1,058)	$1,562
Class B
Shares sold	–	–(a)	$–	$–(b)
Reinvestment of distributions	–	–(a)	–	1
Shares redeemed	–	(20)		(276)
Net increase (decrease)	–	(20)	$–	$(275)
Class C
Shares sold	166	879	$2,145	$11,675
Reinvestment of distributions	22	37	280	480
Shares redeemed	(263)	(443)	(3,386)	(5,751)
Net increase (decrease)	(75)	473	$(961)	$6,404
California Municipal Income
Shares sold	11,346	29,076	$146,510	$381,477
Reinvestment of distributions	1,454	2,791	18,788	36,674
Shares redeemed	(8,160)	(37,651)	(105,144)	(486,869)
Net increase (decrease)	4,640	(5,784)	$60,154	$(68,718)
Class I
Shares sold	1,924	3,196	$24,736	$42,101
Reinvestment of distributions	69	100	890	1,317
Shares redeemed	(1,778)	(2,208)	(23,016)	(28,722)
Net increase (decrease)	215	1,088	$2,610	$14,696

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Class A	.80%
Actual		$1,000.00	$1,038.80	$4.11
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class M	.77%
Actual		$1,000.00	$1,038.90	$3.96
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class C	1.55%
Actual		$1,000.00	$1,034.90	$7.95
Hypothetical-C		$1,000.00	$1,017.39	$7.88
California Municipal Income	.46%
Actual		$1,000.00	$1,040.60	$2.37
Hypothetical-C		$1,000.00	$1,022.89	$2.35
Class I	.55%
Actual		$1,000.00	$1,040.00	$2.83
Hypothetical-C		$1,000.00	$1,022.43	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFL-SANN-1017
1.777802.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2017